UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
October 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (97.85%)
CONSUMER DISCRETIONARY – (11.37%)
Automobiles & Components – (0.37%)
Harley-Davidson, Inc.	1,161,356	$74,373,238
Consumer Durables & Apparel – (0.57%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	637,500	65,376,509
Hunter Douglas N.V. (Netherlands)	1,183,216	51,400,309
		116,776,818
Media – (2.55%)
Grupo Televisa S.A.B., ADR (Mexico)	1,083,341	32,976,900
Liberty Global PLC, Series C *	4,546,600	340,335,743
Walt Disney Co.	2,132,440	146,264,060
		519,576,703
Retailing – (7.88%)
Bed Bath & Beyond Inc. *	10,578,953	817,753,067
CarMax, Inc. *	5,894,992	277,005,674
Liberty Interactive Corp., Series A *	6,165,360	166,156,452
Liberty Ventures, Series A *	414,646	44,518,468
Netflix Inc. *	273,500	88,187,340
Priceline.com Inc. *	200,050	210,965,728
		1,604,586,729
	Total Consumer Discretionary	2,315,313,488
CONSUMER STAPLES – (11.35%)
Food & Staples Retailing – (7.98%)
Costco Wholesale Corp.	5,202,641	613,963,665
CVS Caremark Corp.	16,225,939	1,010,226,962
		1,624,190,627
Food, Beverage & Tobacco – (3.37%)
Coca-Cola Co.	4,275,872	169,196,255
Diageo PLC (United Kingdom)	5,036,496	160,460,457
Heineken Holding N.V. (Netherlands)	2,587,308	164,738,176
Nestle S.A. (Switzerland)	601,825	43,444,688
Philip Morris International Inc.	1,677,367	149,486,947
		687,326,523
	Total Consumer Staples	2,311,517,150
ENERGY – (5.43%)
Canadian Natural Resources Ltd. (Canada)	16,626,580	527,893,915
EOG Resources, Inc.	1,104,366	197,018,894
Occidental Petroleum Corp.	2,444,905	234,906,473
Schlumberger Ltd.	1,558,460	146,058,871
	Total Energy	1,105,878,153
FINANCIALS – (38.94%)
Banks – (5.87%)
Commercial Banks – (5.87%)
Wells Fargo & Co.	28,005,534	1,195,556,246
Diversified Financials – (24.95%)
Capital Markets – (11.29%)
Ameriprise Financial, Inc.	1,148,532	115,473,407
Bank of New York Mellon Corp.	45,306,125	1,440,734,775
Brookfield Asset Management Inc., Class A (Canada)(a)	4,053,420	160,434,364
Charles Schwab Corp.	10,828,000	245,254,200

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2013 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Goldman Sachs Group, Inc.	260,155	$41,848,533
Julius Baer Group Ltd. (Switzerland)	6,009,241	295,312,786
		2,299,058,065
Consumer Finance – (6.66%)
American Express Co.	16,569,474	1,355,382,973
Diversified Financial Services – (7.00%)
Berkshire Hathaway Inc., Class A *	6,003	1,038,487,784
JPMorgan Chase & Co.	3,543,293	182,621,321
Visa Inc., Class A	1,041,750	204,880,973
		1,425,990,078
		5,080,431,116
Insurance – (7.13%)
Multi-line Insurance – (2.40%)
Fairfax Financial Holdings Ltd. (Canada)	234,094	102,165,645
Fairfax Financial Holdings Ltd., 144A (Canada)(b)	113,877	49,694,562
Loews Corp.	7,003,911	338,358,940
		490,219,147
Property & Casualty Insurance – (2.99%)
ACE Ltd.	1,907,900	182,089,976
Markel Corp. *	86,114	45,612,003
Progressive Corp.	14,660,966	380,745,287
		608,447,266
Reinsurance – (1.74%)
Alleghany Corp. *	639,446	259,244,197
Everest Re Group, Ltd.	615,500	94,626,970
		353,871,167
		1,452,537,580
Real Estate – (0.99%)
Brookfield Property Partners L.P.	232,665	4,481,128
Hang Lung Group Ltd. (Hong Kong)	37,245,100	196,481,954
		200,963,082
	Total Financials	7,929,488,024
HEALTH CARE – (6.76%)
Health Care Equipment & Services – (6.33%)
Express Scripts Holding Co. *	6,984,408	436,735,032
Laboratory Corp. of America Holdings *	3,585,200	361,746,680
UnitedHealth Group Inc.	7,191,100	490,864,486
		1,289,346,198
Pharmaceuticals, Biotechnology & Life Sciences – (0.43%)
Agilent Technologies, Inc.	1,716,090	87,108,729
	Total Health Care	1,376,454,927
INDUSTRIALS – (6.11%)
Capital Goods – (3.03%)
OCI N.V. (Netherlands)*	6,827,624	262,532,110
PACCAR Inc.	4,870,000	270,820,700
Textron Inc.	2,946,750	84,836,932
		618,189,742

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2013 (Unaudited)

	Shares/Units/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (0.77%)
Experian PLC (United Kingdom)	2,726,700	$55,524,255
Iron Mountain Inc.	3,791,890	100,636,761
		156,161,016
Transportation – (2.31%)
China Merchants Holdings International Co., Ltd. (China)	53,606,916	189,798,767
Kuehne & Nagel International AG (Switzerland)	2,030,309	256,655,582
Wesco Aircraft Holdings, Inc. *	1,340,990	24,566,937
		471,021,286
	Total Industrials	1,245,372,044
INFORMATION TECHNOLOGY – (12.33%)
Semiconductors & Semiconductor Equipment – (1.22%)
Texas Instruments Inc.	5,885,405	247,687,269
Software & Services – (10.78%)
Activision Blizzard, Inc.	11,299,133	187,735,095
ASAC II L.P., Private Placement *(c)	247,000,000	258,164,400
Google Inc., Class A *	1,334,945	1,375,787,642
Microsoft Corp.	5,541,261	195,911,283
Oracle Corp.	5,321,700	178,276,950
		2,195,875,370
Technology Hardware & Equipment – (0.33%)
Hewlett-Packard Co.	2,726,179	66,436,982
	Total Information Technology	2,509,999,621
MATERIALS – (5.56%)
Air Products and Chemicals, Inc.	3,325,220	362,482,233
Ecolab Inc.	2,747,000	291,182,000
Emerald Plantation Holdings Ltd. (China)*	9,305,212	1,395,782
Lafarge S.A. (France)	1,590,000	110,056,713
Martin Marietta Materials, Inc.	531,657	52,150,235
Monsanto Co.	1,263,466	132,512,314
Praxair, Inc.	1,465,820	182,802,412
	Total Materials	1,132,581,689
TOTAL COMMON STOCK – (Identified cost $10,735,148,039)		19,926,605,096
CORPORATE BONDS – (0.03%)
MATERIALS – (0.03%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(d)	$10,397,247	6,602,252
TOTAL CORPORATE BONDS – (Identified cost $6,955,740)		6,602,252

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2013 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (2.02%)
COMMERCIAL PAPER – (0.20%)
	Working Capital Management Co., 0.13%, 11/04/13	$30,000,000	$29,999,675
	Working Capital Management Co., 0.13%, 11/06/13	10,500,000	10,499,810
	Total Commercial Paper		40,499,485
REPURCHASE AGREEMENTS – (1.82%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 11/01/13, dated 10/31/13, repurchase value of $369,946,130 (collateralized by: U.S. Government agency obligations in a pooled cash account, 1.125%-4.00%, 07/31/18-04/30/20, total market value $377,343,900)	369,945,000	369,945,000
	Total Repurchase Agreements		369,945,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $410,444,485)		410,444,485
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.71%)
	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 0.10%, 11/01/13, dated 10/31/13, repurchase value of $143,800,399 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-6.625%, 11/04/13-11/15/30, total market value $146,676,000)	143,800,000	143,800,000
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $143,800,000)		143,800,000
	Total Investments – (100.61%) – (Identified cost $11,296,348,264) – (e)		20,487,451,833
	Liabilities Less Other Assets – (0.61%)		(123,760,467)
		Net Assets – (100.00%)	$20,363,691,366

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Security is partially on loan – The Fund has entered into a securities lending arrangement with State Street Bank and Trust Company (“State Street Bank”). Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of October 31, 2013, the Fund had on loan securities valued at $140,646,422; cash of $143,916,419 was received as collateral for the loans. The majority of the cash was invested in repurchase agreements secured by U.S. Government securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(b)	This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $49,694,562 or 0.24% of the Fund's net assets as of October 31, 2013.

(c)	Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $258,164,400 or 1.27% of the Fund's net assets as of October 31, 2013.

(d)	Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company's option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2013 (Unaudited)

(e)	Aggregate cost for federal income tax purposes is $11,296,370,577. At October 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$9,229,625,824
	Unrealized depreciation	(38,544,568)
	Net unrealized appreciation	$9,191,081,256

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Fund for equity securities include, but are not limited to, pricing partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2013 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$2,315,313,488	$–	$–	$2,315,313,488
Consumer Staples	2,311,517,150	–	–	2,311,517,150
Energy	1,105,878,153	–	–	1,105,878,153
Financials	7,929,488,024	–	–	7,929,488,024
Health Care	1,376,454,927	–	–	1,376,454,927
Industrials	1,245,372,044	–	–	1,245,372,044
Information Technology	2,251,835,221	–	258,164,400	2,509,999,621
Materials	1,131,185,907	1,395,782	–	1,132,581,689
Corporate debt securities	–	6,602,252	–	6,602,252
Short-term securities	–	410,444,485	–	410,444,485
Investment of cash collateral for securities loaned	–	143,800,000	–	143,800,000
Total Investments	$19,667,044,914	$562,242,519	$258,164,400	$20,487,451,833

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended October 31, 2013.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended October 31, 2013:

Investment Securities:
Beginning balance	$–
Cost of purchases	247,000,000
Increase in unrealized appreciation	11,164,400
Ending balance	$258,164,400

Increase in unrealized appreciation during the period on Level 3 securities still held at October 31, 2013	$11,164,400

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	October 31, 2013	Technique	Input	Amount
Equity securities	$258,164,400	Waterfall methodology based off underlying investment value, then applying liquidity discount	Discount rate	15%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. Generally, an increase in discount rates would result in a decrease in the fair value of the investment.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (97.16%)
CONSUMER DISCRETIONARY – (13.98%)
Consumer Durables & Apparel – (1.51%)
NIKE, Inc., Class B	8,380	$634,869
Consumer Services – (3.36%)
Las Vegas Sands Corp.	20,140	1,414,231
Media – (4.03%)
DISH Network Corp., Class A *	12,040	580,268
Liberty Global PLC, Series C *	14,900	1,115,339
		1,695,607
Retailing – (5.08%)
AutoZone, Inc. *	1,210	525,975
Lowe's Cos, Inc.	11,970	595,866
Tiffany & Co.	5,000	395,850
TJX Cos, Inc.	10,130	615,803
		2,133,494
	Total Consumer Discretionary	5,878,201
CONSUMER STAPLES – (11.08%)
Food & Staples Retailing – (1.18%)
CVS Caremark Corp.	7,930	493,722
Food, Beverage & Tobacco – (7.00%)
Nestle S.A. (Switzerland)	10,945	790,100
Philip Morris International Inc.	9,530	849,314
Unilever N.V., NY Shares (Netherlands)	32,845	1,304,603
		2,944,017
Household & Personal Products – (2.90%)
Colgate-Palmolive Co.	18,810	1,217,572
	Total Consumer Staples	4,655,311
ENERGY – (3.19%)
Schlumberger Ltd.	6,708	628,674
Spectra Energy Corp.	11,750	417,947
Transocean Ltd. (Switzerland)	6,255	294,423
	Total Energy	1,341,044
FINANCIALS – (17.98%)
Banks – (2.57%)
Commercial Banks – (2.57%)
Toronto-Dominion Bank (Canada)	3,195	293,045
U.S. Bancorp	21,130	789,417
		1,082,462
Diversified Financials – (7.09%)
Capital Markets – (3.48%)
Bank of New York Mellon Corp.	20,300	645,540
Brookfield Asset Management Inc., Class A (Canada)	8,000	316,640
Franklin Resources, Inc.	3,665	197,397
Goldman Sachs Group, Inc.	1,890	304,025
		1,463,602
Diversified Financial Services – (3.61%)
Berkshire Hathaway Inc., Class A *	4	691,979
Berkshire Hathaway Inc., Class B *	1,610	185,279
CME Group Inc., Class A	1,875	139,163

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2013 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
JPMorgan Chase & Co.	9,680	$498,907
		1,515,328
		2,978,930
Insurance – (8.30%)
Multi-line Insurance – (4.40%)
Fairfax Financial Holdings Ltd. (Canada)	1,000	436,430
Loews Corp.	29,200	1,410,652
		1,847,082
Property & Casualty Insurance – (1.89%)
ACE Ltd.	4,000	381,760
Progressive Corp.	7,350	190,879
W. R. Berkley Corp.	5,080	223,063
		795,702
Reinsurance – (2.01%)
Everest Re Group, Ltd.	5,500	845,570
		3,488,354
Real Estate – (0.02%)
Brookfield Property Partners L.P.	459	8,841
	Total Financials	7,558,587
HEALTH CARE – (9.50%)
Health Care Equipment & Services – (7.60%)
Baxter International Inc.	5,495	361,956
Becton, Dickinson and Co.	3,635	382,148
Diagnosticos da America S.A. (Brazil)	51,900	266,427
Laboratory Corp. of America Holdings *	4,665	470,698
UnitedHealth Group Inc.	15,270	1,042,330
WellPoint, Inc.	7,880	668,224
		3,191,783
Pharmaceuticals, Biotechnology & Life Sciences – (1.90%)
Agilent Technologies, Inc.	8,000	406,080
Valeant Pharmaceuticals International, Inc. (Canada)*	3,725	393,807
		799,887
	Total Health Care	3,991,670
INDUSTRIALS – (10.11%)
Capital Goods – (6.86%)
Brenntag AG (Germany)	4,680	793,012
Lockheed Martin Corp.	2,390	318,683
Schindler Holding AG - Participation Certificate (Switzerland)	5,155	731,194
Schneider Electric S.A. (France)	5,655	476,424
Textron Inc.	19,660	566,011
		2,885,324
Commercial & Professional Services – (3.25%)
Experian PLC (United Kingdom)	28,070	571,594
Republic Services, Inc.	23,720	793,909
		1,365,503
	Total Industrials	4,250,827

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (21.86%)
Semiconductors & Semiconductor Equipment – (6.29%)
Altera Corp.	10,000	$335,950
Applied Materials, Inc.	25,000	446,375
First Solar, Inc. *	4,030	202,467
Intel Corp.	17,640	431,122
Texas Instruments Inc.	29,180	1,228,040
		2,643,954
Software & Services – (13.31%)
International Business Machines Corp.	1,520	272,399
MasterCard, Inc., Class A	1,935	1,387,588
Microsoft Corp.	24,320	859,834
Oracle Corp.	32,900	1,102,150
Salesforce.com, Inc. *	11,900	634,984
SAP AG, ADR (Germany)	17,070	1,337,435
		5,594,390
Technology Hardware & Equipment – (2.26%)
Apple Inc.	470	245,514
Hewlett-Packard Co.	28,990	706,486
		952,000
Total Information Technology		9,190,344
MATERIALS – (8.34%)
Air Products and Chemicals, Inc.	7,625	831,201
Cemex S.A.B. de C.V., ADR (Mexico)*	21,765	230,274
Ecolab Inc.	5,145	545,370
Lafarge S.A. (France)	8,400	581,432
Praxair, Inc.	3,705	462,050
Sherwin-Williams Co.	4,560	857,280
Total Materials		3,507,607
TELECOMMUNICATION SERVICES – (1.12%)
Level 3 Communications, Inc. *	15,400	470,470
Total Telecommunication Services		470,470
TOTAL COMMON STOCK – (Identified cost $31,864,634)		40,844,061
SHORT-TERM INVESTMENTS – (2.81%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 11/01/13, dated 10/31/13, repurchase value of $1,180,004 (collateralized by: U.S. Government agency obligations in a pooled cash account, 1.125%-4.00%, 07/31/18-04/30/20, total market value $1,203,600)	$1,180,000	1,180,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,180,000)		1,180,000
Total Investments – (99.97%) – (Identified cost $33,044,634) – (a)		42,024,061
Other Assets Less Liabilities – (0.03%)		11,544
Net Assets – (100.00%)		$42,035,605

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2013 (Unaudited)

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $33,048,514. At October 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$9,324,950
	Unrealized depreciation	(349,403)
	Net unrealized appreciation	$8,975,547

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

4

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2013 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$5,878,201	$–	$–	$5,878,201
Consumer Staples	4,655,311	–	–	4,655,311
Energy	1,341,044	–	–	1,341,044
Financials	7,558,587	–	–	7,558,587
Health Care	3,991,670	–	–	3,991,670
Industrials	4,250,827	–	–	4,250,827
Information Technology	9,190,344	–	–	9,190,344
Materials	3,507,607	–	–	3,507,607
Telecommunication Services	470,470	–	–	470,470
Short-term securities	–	1,180,000	–	1,180,000
Total Investments	$40,844,061	$1,180,000	$–	$42,024,061

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended October 31, 2013.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

5

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

   Kenneth C. Eich
   Principal Executive Officer

Date:  December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

   Kenneth C. Eich
   Principal Executive Officer

Date:  December 30, 2013

By /s/ Douglas A. Haines

   Douglas A. Haines
   Principal Financial officer

Date:  December 30, 2013